Quarterly financial data (unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly financial data (unaudited)

(21) Quarterly financial data (unaudited)

	For the quarter ended
	March 31, 2015	June 30, 2015	September 30, 2015	December 31, 2015
Total revenue	$76,923	$78,952	$68,817	$105,845
Income from operations	14,304	18,667	10,338	28,793
Net income	8,541	11,612	737	17,240

Earnings per share(1):	August 6 through September 30, 2015	For the quarter ended December 31, 2015
Class A—Basic	$0.05	$0.06
Class A—Diluted	$0.04	$0.06

	For the quarter ended
	March 31, 2014	June 30, 2014	September 30, 2014	December 31, 2014
Total revenue	$57,594	$62,697	$63,467	$96,019
Income from operations	13,539	14,706	13,956	19,338
Net income	6,259	8,950	8,303	13,783

(1)	Represents earnings per share of Class A common stock and weighted-average shares of Class A common stock outstanding for the periods from August 6, 2015 through September 30, 2015 and the quarter ended December 31, 2015, the periods following the recapitalization transactions and IPO (see Note 15).